Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.03%
Consumer discretionary: 6.73%
Automobile components: 1.28%
Aptiv PLC†	1,793,930	$160,951,400
Distributors: 2.76%
LKQ Corp.	7,246,000	346,286,340
Hotels, restaurants & leisure: 1.67%
Wendy’s Co.	3,831,700	74,641,516
Yum China Holdings, Inc.	3,180,400	134,944,372
		209,585,888
Specialty retail: 1.02%
Foot Locker, Inc.	1,790,600	55,777,190
RH†	246,400	71,820,672
		127,597,862
Consumer staples: 7.27%
Beverages: 2.99%
Keurig Dr Pepper, Inc.	11,259,114	375,153,678
Household products: 4.28%
Church & Dwight Co., Inc.	2,682,400	253,647,744
Reynolds Consumer Products, Inc.♠	10,578,400	283,924,256
		537,572,000
Energy: 5.79%
Energy equipment & services: 1.67%
Baker Hughes Co.	4,198,400	143,501,312
NOV, Inc.	3,261,100	66,135,108
		209,636,420
Oil, gas & consumable fuels: 4.12%
Devon Energy Corp.	2,474,600	112,099,380
EOG Resources, Inc.	1,690,200	204,429,690
Targa Resources Corp.	493,100	42,835,597
Valero Energy Corp.	1,210,800	157,404,000
		516,768,667
Financials: 19.00%
Banks: 2.98%
Fifth Third Bancorp	7,337,500	253,070,375
Regions Financial Corp.	6,231,800	120,772,284
		373,842,659
Capital markets: 0.86%
Jefferies Financial Group, Inc.	2,682,200	108,387,702
Pershing Square Tontine Holdings Ltd.♦†	7,483,000	8
		108,387,710
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Consumer finance: 0.62%
Discover Financial Services	692,200	$77,803,280
Financial services: 2.24%
Euronet Worldwide, Inc.♠†	2,771,100	281,238,939
Insurance: 10.14%
Allstate Corp.	2,727,100	381,739,458
Arch Capital Group Ltd.†	4,626,700	343,625,009
Axis Capital Holdings Ltd.	873,600	48,371,232
Brown & Brown, Inc.	4,379,100	311,397,801
Loews Corp.	2,679,700	186,480,323
		1,271,613,823
Mortgage real estate investment trusts (REITs): 2.16%
Annaly Capital Management, Inc.	13,982,249	270,836,163
Health care: 7.74%
Health care equipment & supplies: 4.16%
Alcon, Inc.	3,302,700	258,006,924
Zimmer Biomet Holdings, Inc.	2,171,600	264,283,720
		522,290,644
Health care providers & services: 1.39%
Laboratory Corp. of America Holdings	766,400	174,195,056
Life sciences tools & services: 2.19%
Charles River Laboratories International, Inc.†	974,714	230,422,390
QIAGEN NV†	1,008,900	43,816,527
		274,238,917
Industrials: 23.38%
Aerospace & defense: 2.58%
L3Harris Technologies, Inc.	1,538,700	324,080,994
Building products: 3.54%
Carlisle Cos., Inc.	1,421,900	444,244,217
Commercial services & supplies: 3.75%
Republic Services, Inc.	2,855,000	470,818,050
Construction & engineering: 2.89%
API Group Corp.†	4,075,916	141,026,697
MasTec, Inc.†	2,927,100	221,640,012
		362,666,709
Ground transportation: 1.17%
Knight-Swift Transportation Holdings, Inc.	2,547,100	146,840,315
See accompanying notes to portfolio of investments
2 | Allspring Special Mid Cap Value Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Machinery: 1.91%
Donaldson Co., Inc.	1,992,000	$130,177,200
Gates Industrial Corp. PLC†	8,126,532	109,058,059
		239,235,259
Professional services: 3.92%
Dun & Bradstreet Holdings, Inc.	9,086,946	106,317,268
Jacobs Solutions, Inc.	2,970,900	385,622,820
		491,940,088
Trading companies & distributors: 3.62%
AerCap Holdings NV†	6,100,500	453,389,160
Information technology: 4.71%
IT services: 1.22%
Amdocs Ltd.	1,735,300	152,515,517
Semiconductors & semiconductor equipment: 2.58%
ON Semiconductor Corp.†	1,574,000	131,476,220
Teradyne, Inc.	1,772,500	192,351,700
		323,827,920
Software: 0.91%
Synopsys, Inc.†	222,400	114,515,984
Materials: 8.01%
Chemicals: 1.65%
Ashland, Inc.	830,300	70,002,593
Huntsman Corp.	5,447,300	136,890,649
		206,893,242
Construction materials: 3.04%
Vulcan Materials Co.	1,679,000	381,149,790
Containers & packaging: 1.60%
AptarGroup, Inc.	823,500	101,801,070
Graphic Packaging Holding Co.	4,026,000	99,240,900
		201,041,970
Metals & mining: 1.72%
Freeport-McMoRan, Inc.	5,055,700	215,221,149
Real estate: 9.31%
Office REITs : 1.92%
Boston Properties, Inc.	3,438,400	241,272,528
Real estate management & development: 3.32%
CBRE Group, Inc. Class A†	4,472,600	416,354,334
Specialized REITs : 4.07%
CubeSmart	3,190,900	147,898,215
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	4,189,900	$206,771,565
Weyerhaeuser Co.	4,475,000	155,595,750
		510,265,530
Utilities: 6.09%
Electric utilities: 4.30%
American Electric Power Co., Inc.	3,387,000	275,092,140
FirstEnergy Corp.	7,220,200	264,692,532
		539,784,672
Water utilities: 1.79%
American Water Works Co., Inc.	1,695,500	223,789,045
Total common stocks (Cost $9,290,344,817)		12,297,845,919

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	2,255,595	0
Total rights (Cost $0)			0
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	769,690	0
Total warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 1.86%
Investment companies: 1.86%
Allspring Government Money Market Fund Select Class♠∞		5.28%	232,911,762	232,911,762
Total short-term investments (Cost $232,911,762)				232,911,762
Total investments in securities (Cost $9,527,817,507)	99.89%			12,530,757,681
Other assets and liabilities, net	0.11			14,103,315
Total net assets	100.00%			$12,544,860,996

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
4 | Allspring Special Mid Cap Value Fund

Portfolio of investments—December 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Euronet Worldwide, Inc.†	$223,073,676	$0	$(3,995,251)	$(344,759)	$62,505,273	$281,238,939	2,771,100	$0
Reynolds Consumer Products, Inc.	271,124,392	0	0	0	12,799,864	283,924,256	10,578,400	2,433,032
Short-term investments
Allspring Government Money Market Fund Select Class	502,383,050	374,101,427	(643,572,715)	0	0	232,911,762	232,911,762	4,592,433
				$(344,759)	$75,305,137	$798,074,957		$7,025,465

†	Non-income-earning security
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 5

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$844,421,490	$0	$0	$844,421,490
Consumer staples	912,725,678	0	0	912,725,678
Energy	726,405,087	0	0	726,405,087
Financials	2,383,722,566	8	0	2,383,722,574
Health care	970,724,617	0	0	970,724,617
Industrials	2,933,214,792	0	0	2,933,214,792
Information technology	590,859,421	0	0	590,859,421
Materials	1,004,306,151	0	0	1,004,306,151
Real estate	1,167,892,392	0	0	1,167,892,392
Utilities	763,573,717	0	0	763,573,717
Rights
Financials	0	0	0	0
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	232,911,762	0	0	232,911,762
Total assets	$12,530,757,673	$8	$0	$12,530,757,681
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
6 | Allspring Special Mid Cap Value Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Special Mid Cap Value Fund | 7